Document and Entity Information	Apr. 25, 2025
Details
Registrant CIK	0001360442
Fiscal Year End	--12-31
Registrant Name	DOGECOIN CASH, INC.
SEC Form	8-K
Period End date	Apr. 25, 2025
Tax Identification Number (TIN)	20-5973352
Emerging Growth Company	true
Ex Transition Period	false
Entity Incorporation, State or Country Code	NV
Securities Act File Number	000-54677
Entity Address, Address Line One	355 W Mesquite Blvd.
Entity Address, Address Line Two	Suite C-70
Entity Address, City or Town	Mesquite
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89027
City Area Code	702
Local Phone Number	762-3123
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false